Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended	60 Months Ended	65 Months Ended	116 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000020707
Average Annual Return [Line Items]
Average Annual Return, Percent		8.35%	(2.78%)				1.32%
Without Sales Load [Member] | C000020708
Average Annual Return [Line Items]
Average Annual Return, Percent		8.80%	(2.30%)				1.82%
Without Sales Load [Member] | C000020709
Average Annual Return [Line Items]
Average Annual Return, Percent		8.54%	(2.54%)				1.57%
Without Sales Load [Member] | C000020704
Average Annual Return [Line Items]
Average Annual Return, Percent		23.74%	6.68%				10.42%
Without Sales Load [Member] | C000020705
Average Annual Return [Line Items]
Average Annual Return, Percent		24.31%	7.21%				10.97%
Without Sales Load [Member] | C000020706
Average Annual Return [Line Items]
Average Annual Return, Percent		24.14%	6.96%				10.70%
Without Sales Load [Member] | C000074828
Average Annual Return [Line Items]
Average Annual Return, Percent		23.76%	6.78%				10.52%
Without Sales Load [Member] | C000105147
Average Annual Return [Line Items]
Average Annual Return, Percent		14.82%	6.14%				7.88%
Without Sales Load [Member] | C000105149
Average Annual Return [Line Items]
Average Annual Return, Percent		15.35%	6.67%				8.42%
Without Sales Load [Member] | C000105146
Average Annual Return [Line Items]
Average Annual Return, Percent		15.09%	6.41%				8.15%
Without Sales Load [Member] | C000105150
Average Annual Return [Line Items]
Average Annual Return, Percent		14.92%	6.25%				7.99%
Without Sales Load [Member] | C000154758
Average Annual Return [Line Items]
Average Annual Return, Percent		15.44%	6.80%				8.59%
Without Sales Load [Member] | C000060446
Average Annual Return [Line Items]
Average Annual Return, Percent		16.59%	7.12%				8.71%
Without Sales Load [Member] | C000060443
Average Annual Return [Line Items]
Average Annual Return, Percent		17.19%	7.66%				9.26%
Without Sales Load [Member] | C000060444
Average Annual Return [Line Items]
Average Annual Return, Percent		16.85%	7.38%				8.98%
Without Sales Load [Member] | C000078382
Average Annual Return [Line Items]
Average Annual Return, Percent		16.63%	7.23%				8.82%
Without Sales Load [Member] | C000154753
Average Annual Return [Line Items]
Average Annual Return, Percent		17.18%	7.78%				9.42%
Without Sales Load [Member] | C000105151
Average Annual Return [Line Items]
Average Annual Return, Percent		18.26%	8.36%				9.59%
Without Sales Load [Member] | C000105153
Average Annual Return [Line Items]
Average Annual Return, Percent		18.87%	8.91%				10.15%
Without Sales Load [Member] | C000105155
Average Annual Return [Line Items]
Average Annual Return, Percent		18.58%	8.64%				9.87%
Without Sales Load [Member] | C000105154
Average Annual Return [Line Items]
Average Annual Return, Percent		18.37%	8.48%				9.71%
Without Sales Load [Member] | C000154759
Average Annual Return [Line Items]
Average Annual Return, Percent		18.91%	9.05%				10.33%
Without Sales Load [Member] | C000060447
Average Annual Return [Line Items]
Average Annual Return, Percent		19.53%	9.20%				10.12%
Without Sales Load [Member] | C000060448
Average Annual Return [Line Items]
Average Annual Return, Percent		20.07%	9.75%				10.68%
Without Sales Load [Member] | C000060449
Average Annual Return [Line Items]
Average Annual Return, Percent		19.84%	9.48%				10.40%
Without Sales Load [Member] | C000078383
Average Annual Return [Line Items]
Average Annual Return, Percent		19.61%	9.30%				10.23%
Without Sales Load [Member] | C000154754
Average Annual Return [Line Items]
Average Annual Return, Percent		20.16%	9.87%				10.86%
Without Sales Load [Member] | C000105156
Average Annual Return [Line Items]
Average Annual Return, Percent		19.97%	9.43%				10.22%
Without Sales Load [Member] | C000105158
Average Annual Return [Line Items]
Average Annual Return, Percent		20.58%	9.97%				10.78%
Without Sales Load [Member] | C000105160
Average Annual Return [Line Items]
Average Annual Return, Percent		20.23%	9.69%				10.50%
Without Sales Load [Member] | C000105159
Average Annual Return [Line Items]
Average Annual Return, Percent		20.09%	9.54%				10.33%
Without Sales Load [Member] | C000154760
Average Annual Return [Line Items]
Average Annual Return, Percent		20.70%	10.14%				10.97%
Without Sales Load [Member] | C000079256
Average Annual Return [Line Items]
Average Annual Return, Percent		20.14%	9.48%				10.26%
Without Sales Load [Member] | C000079257
Average Annual Return [Line Items]
Average Annual Return, Percent		20.69%	10.04%				10.81%
Without Sales Load [Member] | C000081026
Average Annual Return [Line Items]
Average Annual Return, Percent		20.38%	9.76%				10.54%
Without Sales Load [Member] | C000079258
Average Annual Return [Line Items]
Average Annual Return, Percent		20.20%	9.59%				10.37%
Without Sales Load [Member] | C000154756
Average Annual Return [Line Items]
Average Annual Return, Percent		20.82%	10.19%				11.01%
Without Sales Load [Member] | C000152048
Average Annual Return [Line Items]
Average Annual Return, Percent		20.10%	9.52%				10.35%
Without Sales Load [Member] | C000152047
Average Annual Return [Line Items]
Average Annual Return, Percent		20.67%	10.07%				10.89%
Without Sales Load [Member] | C000152049
Average Annual Return [Line Items]
Average Annual Return, Percent		20.37%	9.81%				10.61%
Without Sales Load [Member] | C000152050
Average Annual Return [Line Items]
Average Annual Return, Percent		20.19%	9.64%				10.45%
Without Sales Load [Member] | C000154761
Average Annual Return [Line Items]
Average Annual Return, Percent		20.84%	10.24%				11.09%
Without Sales Load [Member] | C000219031
Average Annual Return [Line Items]
Average Annual Return, Percent		20.20%	9.61%	11.96%
Without Sales Load [Member] | C000219027
Average Annual Return [Line Items]
Average Annual Return, Percent		20.82%	10.17%	12.51%
Without Sales Load [Member] | C000219028
Average Annual Return [Line Items]
Average Annual Return, Percent		20.57%	9.89%	12.24%
Without Sales Load [Member] | C000219029
Average Annual Return [Line Items]
Average Annual Return, Percent		20.33%	9.73%	12.06%
Without Sales Load [Member] | C000219030
Average Annual Return [Line Items]
Average Annual Return, Percent		21.00%	10.36%	12.71%
Without Sales Load [Member] | C000259633
Average Annual Return [Line Items]
Average Annual Return, Percent	7.51%
Without Sales Load [Member] | C000259629
Average Annual Return [Line Items]
Average Annual Return, Percent	7.73%
Without Sales Load [Member] | C000259630
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%
Without Sales Load [Member] | C000259631
Average Annual Return [Line Items]
Average Annual Return, Percent	7.61%
Without Sales Load [Member] | C000259632
Average Annual Return [Line Items]
Average Annual Return, Percent	7.73%
Without Sales Load [Member] | C000060451
Average Annual Return [Line Items]
Average Annual Return, Percent		11.30%	3.36%				4.92%
Without Sales Load [Member] | C000060452
Average Annual Return [Line Items]
Average Annual Return, Percent		11.83%	3.88%				5.45%
Without Sales Load [Member] | C000060453
Average Annual Return [Line Items]
Average Annual Return, Percent		11.56%	3.61%				5.18%
Without Sales Load [Member] | C000078384
Average Annual Return [Line Items]
Average Annual Return, Percent		11.36%	3.46%				5.02%
Without Sales Load [Member] | C000154755
Average Annual Return [Line Items]
Average Annual Return, Percent		11.97%	4.01%				5.61%
Without Sales Load [Member] | C000027234
Average Annual Return [Line Items]
Average Annual Return, Percent		36.87%	11.04%				7.30%
Without Sales Load [Member] | C000027235
Average Annual Return [Line Items]
Average Annual Return, Percent		37.60%	11.59%				7.83%
Without Sales Load [Member] | C000027236
Average Annual Return [Line Items]
Average Annual Return, Percent		37.20%	11.33%				7.57%
Without Sales Load [Member] | C000074834
Average Annual Return [Line Items]
Average Annual Return, Percent		37.07%	11.16%				7.40%
Without Sales Load [Member] | C000105166
Average Annual Return [Line Items]
Average Annual Return, Percent		14.03%	5.87%				7.68%
Without Sales Load [Member] | C000105168
Average Annual Return [Line Items]
Average Annual Return, Percent		14.54%	6.39%				8.21%
Without Sales Load [Member] | C000105170
Average Annual Return [Line Items]
Average Annual Return, Percent		14.30%	6.11%				7.94%
Without Sales Load [Member] | C000105169
Average Annual Return [Line Items]
Average Annual Return, Percent		14.13%	5.97%				7.79%
Without Sales Load [Member] | C000020730
Average Annual Return [Line Items]
Average Annual Return, Percent		15.77%	6.96%				8.42%
Without Sales Load [Member] | C000020731
Average Annual Return [Line Items]
Average Annual Return, Percent		16.37%	7.49%				8.96%
Without Sales Load [Member] | C000020732
Average Annual Return [Line Items]
Average Annual Return, Percent		16.05%	7.22%				8.68%
Without Sales Load [Member] | C000078369
Average Annual Return [Line Items]
Average Annual Return, Percent		15.84%	7.06%				8.52%
Without Sales Load [Member] | C000105171
Average Annual Return [Line Items]
Average Annual Return, Percent		17.65%	8.06%				9.30%
Without Sales Load [Member] | C000105173
Average Annual Return [Line Items]
Average Annual Return, Percent		18.23%	8.60%				9.86%
Without Sales Load [Member] | C000105175
Average Annual Return [Line Items]
Average Annual Return, Percent		17.92%	8.34%				9.58%
Without Sales Load [Member] | C000105174
Average Annual Return [Line Items]
Average Annual Return, Percent		17.71%	8.17%				9.41%
Without Sales Load [Member] | C000020734
Average Annual Return [Line Items]
Average Annual Return, Percent		18.84%	8.81%				9.65%
Without Sales Load [Member] | C000020735
Average Annual Return [Line Items]
Average Annual Return, Percent		19.48%	9.35%				10.19%
Without Sales Load [Member] | C000020736
Average Annual Return [Line Items]
Average Annual Return, Percent		19.15%	9.07%				9.92%
Without Sales Load [Member] | C000078370
Average Annual Return [Line Items]
Average Annual Return, Percent		19.06%	8.92%				9.77%
Without Sales Load [Member] | C000105176
Average Annual Return [Line Items]
Average Annual Return, Percent		19.25%	9.01%				9.79%
Without Sales Load [Member] | C000105178
Average Annual Return [Line Items]
Average Annual Return, Percent		19.90%	9.56%				10.34%
Without Sales Load [Member] | C000105180
Average Annual Return [Line Items]
Average Annual Return, Percent		19.54%	9.28%				10.06%
Without Sales Load [Member] | C000105179
Average Annual Return [Line Items]
Average Annual Return, Percent		19.44%	9.13%				9.89%
Without Sales Load [Member] | C000079260
Average Annual Return [Line Items]
Average Annual Return, Percent		19.37%	9.06%				9.81%
Without Sales Load [Member] | C000079261
Average Annual Return [Line Items]
Average Annual Return, Percent		19.92%	9.60%				10.36%
Without Sales Load [Member] | C000081027
Average Annual Return [Line Items]
Average Annual Return, Percent		19.64%	9.34%				10.09%
Without Sales Load [Member] | C000079262
Average Annual Return [Line Items]
Average Annual Return, Percent		19.51%	9.18%				9.93%
Without Sales Load [Member] | C000152042
Average Annual Return [Line Items]
Average Annual Return, Percent		19.30%	9.02%				9.80%
Without Sales Load [Member] | C000152046
Average Annual Return [Line Items]
Average Annual Return, Percent		19.95%	9.57%				10.34%
Without Sales Load [Member] | C000152043
Average Annual Return [Line Items]
Average Annual Return, Percent		19.61%	9.30%				10.07%
Without Sales Load [Member] | C000152044
Average Annual Return [Line Items]
Average Annual Return, Percent		19.44%	9.13%				9.89%
Without Sales Load [Member] | C000219036
Average Annual Return [Line Items]
Average Annual Return, Percent		19.51%	9.13%	11.64%
Without Sales Load [Member] | C000219032
Average Annual Return [Line Items]
Average Annual Return, Percent		20.01%	9.66%	12.19%
Without Sales Load [Member] | C000219033
Average Annual Return [Line Items]
Average Annual Return, Percent		19.80%	9.38%	11.91%
Without Sales Load [Member] | C000219034
Average Annual Return [Line Items]
Average Annual Return, Percent		19.55%	9.23%	11.75%
Without Sales Load [Member] | C000259634
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%
Without Sales Load [Member] | C000259635
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%
Without Sales Load [Member] | C000259636
Average Annual Return [Line Items]
Average Annual Return, Percent	7.36%
Without Sales Load [Member] | C000259637
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%
Without Sales Load [Member] | C000125843
Average Annual Return [Line Items]
Average Annual Return, Percent		16.25%	9.32%				9.99%
Without Sales Load [Member] | C000125844
Average Annual Return [Line Items]
Average Annual Return, Percent		16.87%	9.89%				10.55%
Without Sales Load [Member] | C000168863
Average Annual Return [Line Items]
Average Annual Return, Percent		16.96%	9.92%			10.86%
Without Sales Load [Member] | C000125845
Average Annual Return [Line Items]
Average Annual Return, Percent		16.64%	9.61%				10.28%
Without Sales Load [Member] | C000125846
Average Annual Return [Line Items]
Average Annual Return, Percent		16.44%	9.43%				10.10%
Without Sales Load [Member] | C000049965
Average Annual Return [Line Items]
Average Annual Return, Percent		12.45%	6.30%				7.49%
Without Sales Load [Member] | C000049966
Average Annual Return [Line Items]
Average Annual Return, Percent		13.05%	6.84%				8.04%
Without Sales Load [Member] | C000168859
Average Annual Return [Line Items]
Average Annual Return, Percent		13.07%	6.88%			8.16%
Without Sales Load [Member] | C000049967
Average Annual Return [Line Items]
Average Annual Return, Percent		12.67%	6.57%				7.76%
Without Sales Load [Member] | C000087528
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%	6.42%				7.59%
Without Sales Load [Member] | C000087525
Average Annual Return [Line Items]
Average Annual Return, Percent		7.85%	2.46%				4.26%
Without Sales Load [Member] | C000087526
Average Annual Return [Line Items]
Average Annual Return, Percent		8.33%	2.97%				4.77%
Without Sales Load [Member] | C000168862
Average Annual Return [Line Items]
Average Annual Return, Percent		8.38%	2.98%			4.57%
Without Sales Load [Member] | C000087527
Average Annual Return [Line Items]
Average Annual Return, Percent		8.12%	2.70%				4.52%
Without Sales Load [Member] | C000087524
Average Annual Return [Line Items]
Average Annual Return, Percent		7.99%	2.56%				4.38%
Without Sales Load [Member] | C000020738
Average Annual Return [Line Items]
Average Annual Return, Percent		10.60%	3.07%				4.89%
Without Sales Load [Member] | C000020739
Average Annual Return [Line Items]
Average Annual Return, Percent		11.23%	3.60%				5.42%
Without Sales Load [Member] | C000020740
Average Annual Return [Line Items]
Average Annual Return, Percent		10.94%	3.33%				5.15%
Without Sales Load [Member] | C000078371
Average Annual Return [Line Items]
Average Annual Return, Percent		10.72%	3.18%				4.99%
Without Sales Load [Member] | C000087520
Average Annual Return [Line Items]
Average Annual Return, Percent		14.39%	7.95%				8.71%
Without Sales Load [Member] | C000087521
Average Annual Return [Line Items]
Average Annual Return, Percent		14.94%	8.50%				9.25%
Without Sales Load [Member] | C000168861
Average Annual Return [Line Items]
Average Annual Return, Percent		15.07%	8.51%			9.47%
Without Sales Load [Member] | C000087522
Average Annual Return [Line Items]
Average Annual Return, Percent		14.70%	8.23%				8.98%
Without Sales Load [Member] | C000087523
Average Annual Return [Line Items]
Average Annual Return, Percent		14.55%	8.07%				8.82%
Without Sales Load [Member] | C000029752
Average Annual Return [Line Items]
Average Annual Return, Percent		4.80%	7.92%				8.73%
Without Sales Load [Member] | C000029753
Average Annual Return [Line Items]
Average Annual Return, Percent		5.33%	8.46%				9.28%
Without Sales Load [Member] | C000029754
Average Annual Return [Line Items]
Average Annual Return, Percent		4.99%	8.19%				9.00%
Without Sales Load [Member] | C000074837
Average Annual Return [Line Items]
Average Annual Return, Percent		4.89%	8.02%				8.84%
Without Sales Load [Member] | C000020754
Average Annual Return [Line Items]
Average Annual Return, Percent		(11.10%)	(0.57%)				8.90%
Without Sales Load [Member] | C000020755
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.69%)	(0.08%)				9.44%
Without Sales Load [Member] | C000168853
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.69%)	(0.07%)		9.64%
Without Sales Load [Member] | C000020756
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.94%)	(0.34%)				9.17%
Without Sales Load [Member] | C000074832
Average Annual Return [Line Items]
Average Annual Return, Percent		(11.04%)	(0.47%)				9.01%
Without Sales Load [Member] | C000020760
Average Annual Return [Line Items]
Average Annual Return, Percent		16.79%	13.58%				13.70%
Without Sales Load [Member] | C000020761
Average Annual Return [Line Items]
Average Annual Return, Percent		17.41%	14.14%				14.27%
Without Sales Load [Member] | C000020762
Average Annual Return [Line Items]
Average Annual Return, Percent		17.08%	13.87%				14.01%
Without Sales Load [Member] | C000027676
Average Annual Return [Line Items]
Average Annual Return, Percent		7.80%	9.34%				8.65%
Without Sales Load [Member] | C000027677
Average Annual Return [Line Items]
Average Annual Return, Percent		8.36%	9.89%				9.20%
Without Sales Load [Member] | C000168857
Average Annual Return [Line Items]
Average Annual Return, Percent		8.38%	9.95%		9.47%
Without Sales Load [Member] | C000027678
Average Annual Return [Line Items]
Average Annual Return, Percent		8.04%	9.60%				8.92%
Without Sales Load [Member] | C000074835
Average Annual Return [Line Items]
Average Annual Return, Percent		7.92%	9.44%				8.77%
Without Sales Load [Member] | C000020751
Average Annual Return [Line Items]
Average Annual Return, Percent		16.72%	14.66%				11.47%
Without Sales Load [Member] | C000020752
Average Annual Return [Line Items]
Average Annual Return, Percent		17.24%	15.23%				12.03%
Without Sales Load [Member] | C000020753
Average Annual Return [Line Items]
Average Annual Return, Percent		17.02%	14.95%				11.75%
Without Sales Load [Member] | C000020757
Average Annual Return [Line Items]
Average Annual Return, Percent		12.27%	8.29%				8.32%
Without Sales Load [Member] | C000020758
Average Annual Return [Line Items]
Average Annual Return, Percent		12.80%	8.82%				8.86%
Without Sales Load [Member] | C000020759
Average Annual Return [Line Items]
Average Annual Return, Percent		12.53%	8.55%				8.59%
Without Sales Load [Member] | C000074833
Average Annual Return [Line Items]
Average Annual Return, Percent		12.38%	8.41%				8.45%
Without Sales Load [Member] | C000020695
Average Annual Return [Line Items]
Average Annual Return, Percent		4.10%	8.97%				8.21%
Without Sales Load [Member] | C000020696
Average Annual Return [Line Items]
Average Annual Return, Percent		4.63%	9.53%				8.75%
Without Sales Load [Member] | C000020697
Average Annual Return [Line Items]
Average Annual Return, Percent		4.37%	9.26%				8.48%
Without Sales Load [Member] | C000074827
Average Annual Return [Line Items]
Average Annual Return, Percent		4.18%	9.08%				8.31%
Without Sales Load [Member] | C000020742
Average Annual Return [Line Items]
Average Annual Return, Percent		9.49%	6.72%				12.23%
Without Sales Load [Member] | C000020743
Average Annual Return [Line Items]
Average Annual Return, Percent		9.92%	7.24%				12.78%
Without Sales Load [Member] | C000168850
Average Annual Return [Line Items]
Average Annual Return, Percent		9.99%	7.27%		13.30%
Without Sales Load [Member] | C000020744
Average Annual Return [Line Items]
Average Annual Return, Percent		9.67%	6.97%				12.49%
Without Sales Load [Member] | C000074830
Average Annual Return [Line Items]
Average Annual Return, Percent		9.51%	6.80%				12.33%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.17%	(2.15%)				1.26%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.17%	(2.15%)				1.26%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.17%	(2.15%)				1.26%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%	13.52%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%	13.52%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%	13.52%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%	13.52%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%	13.52%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		32.39%	7.91%				8.41%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		32.39%	7.91%				8.41%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		32.39%	7.91%				8.41%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		32.39%	7.91%				8.41%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%	13.52%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%	13.52%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%	13.52%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%	13.52%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%			11.85%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%			11.85%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%			11.85%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%			11.85%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%		14.66%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%		14.66%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		22.34%	11.19%				11.72%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%		14.66%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.13%	7.07%				8.41%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.13%	7.07%				8.41%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.13%	7.07%				8.41%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.13%	7.07%				8.41%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.13%	7.07%				8.41%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.80%	8.19%				9.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.80%	8.19%				9.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.80%	8.19%				9.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.80%	8.19%				9.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.80%	8.19%				9.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.20%	9.18%				10.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.20%	9.18%				10.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.20%	9.18%				10.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.20%	9.18%				10.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.20%	9.18%				10.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.48%	9.84%				10.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.48%	9.84%				10.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.48%	9.84%				10.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.48%	9.84%				10.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.48%	9.84%				10.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.56%	10.13%				10.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.56%	10.13%				10.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.56%	10.13%				10.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.56%	10.13%				10.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.56%	10.13%				10.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.06%	10.27%				10.91%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.06%	10.27%				10.91%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.06%	10.27%				10.91%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.06%	10.27%				10.91%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.06%	10.27%				10.91%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.94%	10.26%				10.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.94%	10.26%				10.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.94%	10.26%				10.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.94%	10.26%				10.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.94%	10.26%				10.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	(0.33%)
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.17%	10.43%	12.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	(0.33%)
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.17%	10.43%	12.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	(0.33%)
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.17%	10.43%	12.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	(0.33%)
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.17%	10.43%	12.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	(0.33%)
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.17%	10.43%	12.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.66%	4.15%				5.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.66%	4.15%				5.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.66%	4.15%				5.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.66%	4.15%				5.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.66%	4.15%				5.32%
MSCI EAFE Value® IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		42.25%	13.36%				8.69%
MSCI EAFE Value® IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		42.25%	13.36%				8.69%
MSCI EAFE Value® IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		42.25%	13.36%				8.69%
MSCI EAFE Value® IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent		42.25%	13.36%				8.69%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.13%	7.07%				8.41%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.13%	7.07%				8.41%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.13%	7.07%				8.41%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.13%	7.07%				8.41%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.22%	8.92%				8.18%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.80%	8.19%				9.32%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.22%	8.92%				8.18%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.80%	8.19%				9.32%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.22%	8.92%				8.18%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.80%	8.19%				9.32%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.22%	8.92%				8.18%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.80%	8.19%				9.32%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.20%	9.18%				10.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.20%	9.18%				10.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.20%	9.18%				10.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.20%	9.18%				10.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.22%	8.92%				8.18%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.48%	9.84%				10.54%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.22%	8.92%				8.18%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.48%	9.84%				10.54%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.22%	8.92%				8.18%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.48%	9.84%				10.54%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.22%	8.92%				8.18%
S&P Target Date 2045 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.48%	9.84%				10.54%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.56%	10.13%				10.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.56%	10.13%				10.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.56%	10.13%				10.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.56%	10.13%				10.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.06%	10.27%				10.91%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.06%	10.27%				10.91%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.06%	10.27%				10.91%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2055 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.06%	10.27%				10.91%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.94%	10.26%				10.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.94%	10.26%				10.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.94%	10.26%				10.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Date 2060 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.94%	10.26%				10.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	(0.33%)
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.17%	10.43%	12.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	(0.33%)
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.17%	10.43%	12.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	(0.33%)
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.17%	10.43%	12.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	(0.33%)
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent		20.17%	10.43%	12.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Risk Aggressive® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.75%	9.31%				9.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Risk Aggressive® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.75%	9.31%				9.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)			1.75%
S&P Target Risk Aggressive® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.75%	9.31%			10.05%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Risk Aggressive® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.75%	9.31%				9.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Risk Aggressive® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.75%	9.31%				9.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.59%	7.05%				8.14%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.59%	7.05%				8.14%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)			1.75%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.59%	7.05%			8.12%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.59%	7.05%				8.14%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.59%	7.05%				8.14%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Risk® Conservative Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.74%	3.60%				5.30%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Risk® Conservative Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.74%	3.60%				5.30%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)			1.75%
S&P Target Risk® Conservative Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.74%	3.60%			5.14%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Risk® Conservative Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.74%	3.60%				5.30%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Risk® Conservative Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.74%	3.60%				5.30%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.22%	8.92%				8.18%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.66%	4.15%				5.32%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.22%	8.92%				8.18%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.66%	4.15%				5.32%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.22%	8.92%				8.18%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.66%	4.15%				5.32%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent		31.22%	8.92%				8.18%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.66%	4.15%				5.32%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%	13.15%				14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Risk Aggressive® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.75%	9.31%				9.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Risk Aggressive® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.75%	9.31%				9.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)			1.75%
S&P Target Risk Aggressive® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.75%	9.31%			10.05%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Risk Aggressive® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.75%	9.31%				9.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
S&P Target Risk Aggressive® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.75%	9.31%				9.97%
Russell 2500TM Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.73%	10.02%				9.72%
S&P SmallCap 600® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.70%	8.96%				9.64%
Russell 2500TM Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.73%	10.02%				9.72%
S&P SmallCap 600® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.70%	8.96%				9.64%
Russell 2500TM Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.73%	10.02%				9.72%
S&P SmallCap 600® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.70%	8.96%				9.64%
Russell 2500TM Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.73%	10.02%				9.72%
S&P SmallCap 600® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.70%	8.96%				9.64%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.01%	3.18%				9.57%
Russell 2500TM Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.31%	2.98%				10.55%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.01%	3.18%				9.57%
Russell 2500TM Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.31%	2.98%				10.55%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.01%	3.18%		10.45%
Russell 2500TM Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.31%	2.98%		11.21%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.01%	3.18%				9.57%
Russell 2500TM Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.31%	2.98%				10.55%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		13.01%	3.18%				9.57%
Russell 2500TM Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.31%	2.98%				10.55%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.37%	13.59%				14.59%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.37%	13.59%				14.59%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.37%	13.59%				14.59%
Russell 2000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.59%	8.88%				9.27%
Russell 2000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.59%	8.88%				9.27%
Russell 2000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.59%	8.88%		9.27%
Russell 2000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.59%	8.88%				9.27%
Russell 2000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.59%	8.88%				9.27%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.88%	14.42%				14.82%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.91%	11.33%				10.53%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.88%	14.42%				14.82%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.91%	11.33%				10.53%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.88%	14.42%				14.82%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.91%	11.33%				10.53%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
Bloomberg U.S. Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.88%	(0.59%)				2.16%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.91%	11.33%				10.53%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.30%	6.60%				7.39%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
Bloomberg U.S. Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.88%	(0.59%)				2.16%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.91%	11.33%				10.53%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.30%	6.60%				7.39%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
Bloomberg U.S. Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.88%	(0.59%)				2.16%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.91%	11.33%				10.53%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.30%	6.60%				7.39%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
Bloomberg U.S. Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.88%	(0.59%)				2.16%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		15.91%	11.33%				10.53%
60% Russell 1000® Value Index / 40% Bloomberg U.S. Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.30%	6.60%				7.39%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.05%	9.83%				9.78%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.05%	9.83%				9.78%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.05%	9.83%				9.78%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.05%	9.83%				9.78%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.50%	9.12%				10.72%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.66%	6.65%				12.49%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.50%	9.12%				10.72%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.66%	6.65%				12.49%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.50%	9.12%		10.61%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.66%	6.65%		12.92%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.50%	9.12%				10.72%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.66%	6.65%				12.49%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.50%	9.12%				10.72%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.66%	6.65%				12.49%